ACQUISITIONS (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended				1 Months Ended								12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Silver State North Solar Project CAD	Mar. 22, 2012 Silver State North Solar Project USD ($)	Mar. 22, 2012 Silver State North Solar Project CAD	Dec. 31, 2011 Tonbridge Power Inc. CAD	Dec. 31, 2011 Tonbridge Power Inc. CAD	Oct. 14, 2011 Tonbridge Power Inc. CAD	Sep. 16, 2010 Elk City Natural Gas Gathering and Processing System USD ($)	Sep. 16, 2010 Elk City Natural Gas Gathering and Processing System CAD	Sep. 30, 2010 Elk City Natural Gas Gathering and Processing System Minimum	Sep. 30, 2010 Elk City Natural Gas Gathering and Processing System Maximum	Dec. 31, 2010 Other acquisitions USD ($)	Dec. 31, 2010 Other acquisitions CAD	Dec. 31, 2012 Greenwich CAD	May 31, 2012 Greenwich CAD	Oct. 31, 2011 Talbot Windfarm, LP (Talbot) CAD	Aug. 31, 2010 Olympic Pipe Line Company CAD	Dec. 31, 2010 Hardisty Caverns Limited Partnership CAD	Jun. 30, 2010 Hardisty Caverns Limited Partnership CAD	Dec. 31, 2010 EGNB limited partnership CAD	Nov. 30, 2012 Sour gas gathering and compression facilities CAD
ACQUISITIONS
Ownership interest acquired (as a percent)					100.00%	100.00%			100.00%	100.00%	100.00%						10.00%	10.00%	20.00%		50.00%	27.50%
Outstanding common shares	805	781							36
Share price (in canadian dollars per share)									0.54
Cash consideration					$ 190	195			5	$ 686	705			$ 27	29	27	27	28	12		52	52
Purchase price									20														118
Fair value of net assets acquired:
Current assets											4
Working capital deficiency									(5)
Accounts receivable and other					55	54
Property, plant and equipment						141			196		503
Intangible assets									17		194
Other assets											5
Long-term debt									(182)
Other long-term liabilities									(21)		(1)
Net assets acquired						195			5		705
Purchase Price:
Cash consideration					190	195			5	686	705			27	29	27	27	28	12		52	52
Cash acquired									15
Additional information
Revenues	25,306	27,053	21,520	10
Earnings (Net loss)	943	1,242	781	1			(1)
Unaudited proforma net loss								38
Pro forma transaction costs							6	6
Weighted average estimated useful life of intangible assets acquired												25 years	30 years
Ownership Interest (as a percent)																	100.00%	100.00%	85.00%		100.00%	100.00%
Gain on original equity interest re-measured to fair value			22																	22